Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000088099_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000088099_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000088099_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000088100_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000088100_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000088100_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000100043_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000100043_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000100043_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000205023_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000205023_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000205023_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.92%
C000211071_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000211071_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000211071_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.44%
C000088097_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000088097_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000088097_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000069436_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000069436_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000069436_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000088096_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000088096_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000088096_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000153158_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000153158_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000153158_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000177581_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000177581_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000177581_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.85%
C000088101_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%
C000088101_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000088101_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.40%
C000088099_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.32%)
C000088099_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.23%)
C000088099_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.48%
C000088099_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.66%
C000088099_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.23%)
C000088099_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.48%
C000088099_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.98%
C000088099_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.07%)
C000088099_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.21%
C000088100_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.67%)
C000088100_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.33%)
C000088100_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.62%
C000088100_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.39%
C000088100_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.52%)
C000088100_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.04%
C000088100_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.98%
C000088100_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.07%)
C000088100_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.21%
C000100043_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.94%
C000100043_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.29%)
C000100043_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.37%
C000205023_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.83%
C000205023_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.07%)
C000205023_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.92%
C000205023_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.98%
C000205023_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.07%)
C000205023_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.72%
C000211071_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.94%
C000211071_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.30%)
C000211071_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.43%
C000088097_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.64%)
C000088097_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.29%)
C000088097_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			1.67%
C000088097_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.41%
C000088097_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.48%)
C000088097_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.09%
C000088097_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.98%
C000088097_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.07%)
C000088097_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.21%
C000069436_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.99%
C000069436_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		0.36%
C000069436_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.26%
C000088096_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%
C000088096_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.16%)
C000088096_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.42%
C000088096_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.98%
C000088096_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.07%)
C000088096_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.21%
C000153158_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.28%
C000153158_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.98%
C000153158_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.71%
C000153158_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.22%
C000153158_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.70%
C000153158_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.56%
C000177581_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.92%
C000177581_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.30%)
C000177581_NoLoadClassMember_2025-09-01_2026-08-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.82%
C000088101_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.69%
C000088101_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.21%)
C000088101_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.37%
C000088101_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.98%
C000088101_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.07%)
C000088101_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.21%